(25) NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Net Operating Revenue Tables Abstract
Schedule of net operating revenue
	Number of Consumers			In GWh			R$ thousand
Revenue from Electric Energy Operations	2018	2017	2016 (*)	2018	2017	2016 (*)	2018	2017	2016
Consumer class
Residential	8,544,035	8,330,237	8,174,700	19,618	19,122	16,473	13,549,879	11,663,084	10,367,415
Industrial	58,241	59,825	61,112	13,834	14,661	13,022	5,188,778	5,095,840	5,281,978
Commercial	532,592	545,095	551,171	10,211	10,220	9,720	6,038,086	5,498,867	5,431,926
Rural	361,908	359,106	355,586	3,583	3,762	2,474	1,334,868	1,173,569	816,684
Public administration	60,685	60,639	61,208	1,459	1,456	1,271	879,910	787,967	690,389
Public lighting	11,659	11,230	11,073	2,003	1,964	1,746	767,246	654,950	580,229
Public services	10,194	9,790	9,649	2,348	2,157	1,840	1,150,227	978,286	901,662
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	-	(65,991)	(72,129)
Billed	9,579,314	9,375,922	9,224,499	53,057	53,342	46,546	28,908,995	25,786,572	23,998,155
Own comsuption	-	-	-	34	34	32	-	-	-
Unbilled (net)	-	-	-	-	-	-	112,441	(89,575)	50,441
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(11,095,762)	(9,273,840)	(9,055,188)
Electricity sales to final consumers	9,579,314	9,375,922	9,224,499	53,091	53,376	46,578	17,925,674	16,423,157	14,993,408

Furnas Centrais Elétricas S.A.				2,875	3,026	3,034	544,342	565,592	533,855
Other concessionaires and licensees				17,757	16,337	12,252	3,825,201	3,240,571	2,371,091
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(96,717)	(56,528)	(50,598)
Spot market energy				3,828	8,194	6,173	1,082,945	2,340,463	641,744
Electricity sales to wholesalers				24,459	27,557	21,459	5,355,771	6,090,098	3,496,092

Revenue due to Network Usage Charge - TUSD - Captive Consumers							11,192,479	9,330,368	9,105,786
Revenue due to Network Usage Charge - TUSD - Free Consumers							2,650,565	2,137,566	2,057,327
(-) Compensation paid for failure to comply with the limits of continuity							(57,630)	-	-
(-) Adjustment of revenues from excess demand and excess reactive power							-	(21,861)	(17,908)
Revenue from construction of concession infrastructure							1,772,222	2,073,423	1,354,023
Sector financial asset and liability (Note 8)							1,207,917	1,900,837	(2,094,695)
Concession financial asset - Adjustment of expected cash flow (note 10)							345,015	204,443	186,148
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,536,366	1,419,128	1,266,027
Other revenues and income							697,878	496,340	438,377
Other operating revenues							19,344,812	17,540,244	12,295,084
Total gross operating revenue							42,626,257	40,053,498	30,784,584

Deductions from operating revenue
ICMS							(6,188,323)	(5,455,718)	(4,935,068)
PIS							(659,352)	(603,050)	(471,836)
COFINS							(3,037,164)	(2,777,626)	(2,172,777)
ISS							(16,871)	(15,929)	(10,568)
Global reversal reserve - RGR							(247)	(2,952)	(4,230)
Energy development account - CDE							(4,016,362)	(3,185,693)	(3,360,613)
Research and development and energy efficiency programs							(207,653)	(191,997)	(138,583)
PROINFA							(151,718)	(166,743)	(121,800)
Tariff flags and others							(178,536)	(878,460)	(430,077)
Others							(33,404)	(30,425)	(26,942)
							(14,489,630)	(13,308,593)	(11,672,495)

Net operating revenue							28,136,627	26,744,905	19,112,089

(*) Information not audited by the independent auditors

Schedule of periodic tariff review ("RTP") and annual tariff adjustment ("RTA")
		2018		2017		2016
Subsidiary	Month	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	12.68%	16.90%	-0.80%	-10.50%	9.89%	7.55%
CPFL Piratininga	October	20.01%	19.25%	7.69%	17.28%	-12.54%	-24.21%
RGE	June	21.27%	20.58%	3.57%	5.00%	-1.48%	-7.51%
RGE Sul	April	18.45%	22.47%	-0.20%	-6.43%	3.94%	-0.34%
Companhia Luz e Força Santa Cruz	March	(b)	(b)	-1.28%	-10.37%	22.51%	7.15%
CPFL Leste Paulista	March	(b)	(b)	0.76%	-3.28%	21.04%	13.32%
Companhia Jaguari de Energia (CPFL Santa Cruz)	March	5.71%	(b)	2.05%	-8.42%	29.46%	13.25%
CPFL Sul Paulista	March	(b)	(b)	1.64%	-4.15%	24.35%	12.82%
CPFL Mococa	March	(b)	(b)	1.65%	-2.56%	16.57%	9.02%

(a)   Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment.

(b)   As mentioned in note 14.4.2, at December 31, 2017, the EGM approved the grouping of subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia e Companhia Luz and Força de Mococa. In accordance with Normative Resolution 716, of May 3, 2016, until the first tariff review of the grouped concessionaire, which will take place in March 2021, ANEEL may apply the procedure that divides over time the variation in the tariffs of the former concessions and the unified tariff. This occurred in the tariff adjustment of March 2018.

On March 13, 2018, the ANEEL published REH No. 2,376, which set the average annual tariff adjustment of Companhia Jaguari de Energia (“CPFL Santa Cruz”), effective as of March 22, 2018, at 5.71%, 4.41% regarding the economic tariff adjustment and 1.30% regarding relevant financial components. The average effect to be perceived by consumers of the original concessions are:

	Jaguari	Mococa	Leste Paulista	Sul Paulista	Santa Cruz
Effect perceived by consumers	21.15%	3.40%	7.03%	7.50%	5.32%